RESTRICTED NET ASSETS (Details) $ in Thousands	Dec. 31, 2015 USD ($)
RESTRICTED NET ASSETS [Abstract]
Restricted net assets	$ 313,780
Restricted assets attributable to VIEs	114,695
Statutory reserves	$ 199,085